As filed with the Securities and Exchange	Registration No. 333-30180
Commission on July 15, 2020	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 60	☒
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 460	☒
(Check appropriate box or boxes.)

Separate Account B
(Exact Name of Registrant)

Venerable Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Depositor’s Principal Executive Offices) (Zip Code)

800-366-0066
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie
Vice President and Senior Counsel
Venerable Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2020, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A
INFORMATION REQUIRED IN A PROSPECTUS

ARCHITECT®
GOLDENSELECT ACCESS®
GOLDENSELECT DVA PLUS®
GOLDENSELECT ESII®
GOLDENSELECT GENERATIONS®
GOLDENSELECT LANDMARK®
GOLDENSELECT LEGENDS®
GOLDENSELECT OPPORTUNITIES®
GOLDENSELECT PREMIUM PLUS®
WELLS FARGO LANDMARK
WELLS FARGO OPPORTUNITIES

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITIES
issued by
Venerable Insurance and Annuity Company
and its
Separate Account B

Supplement Dated July 15, 2020

This supplement only affects you if you purchased the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”).

This supplement updates the prospectus for your variable annuity contract (the “Contract”) and describes an offer we are making to Contract owners with one of the Eligible MGIB Riders. Please read this supplement carefully and keep it with your prospectus for future reference. If you have any questions, please contact your financial representative or Customer Service at 1-877-235-8564. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus.

ENHANCED SURRENDER VALUE OFFER

Overview. Beginning on or about August 17, 2020, Venerable Insurance and Annuity Company (“the Company,” “we,” “us” or “our”) is offering Contract owners that purchased a Contract with one of the Eligible MGIB Riders to enhance the Contract’s cash surrender value (“Enhanced Cash Surrender Value”) in exchange for surrendering the entire Contract (the “Offer”). If you accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will terminate and have no further value, force or effect. Any existing surrender charges will be waived if you accept the Offer. Additional details regarding the Offer are provided below.

NO ACTION IS REQUIRED ON YOUR PART

Acceptance of the Offer is optional. You are not required to accept the Offer or take any action under your Contract. If you do not accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will continue unchanged.

Page 1 of 6	July 2020

The Enhanced Cash Surrender Value Offer will not be appropriate for all Contract owners and it may not be in your best interest to accept it. You should carefully review this supplement and make sure you understand the terms of the Offer. This Offer asks you to give up valuable benefits in return for the Enhanced Cash Surrender Value. Please consider carefully whether you no longer need or want the Contract, the guarantees provided by the Eligible MGIB Rider and any other optional living benefit riders or death benefits. Your financial professional can help you understand whether accepting the Offer would be appropriate for you given your personal circumstances and financial goals. Additionally, accepting the Offer by surrendering your Contract may result in tax liability. Please consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach 59½ may result in a 10% tax penalty. You will be responsible for any taxes, including any tax penalty for a surrender before age 59½, upon Acceptance of the Enhanced Cash Surrender Value Offer, and taxes generally will be withheld from the Enhanced Cash Surrender Value when it is paid unless directed otherwise by you.

You should accept the Offer only when you determine, after knowing all the facts, that it is better for you to accept the Offer rather than continue to own your Contract, including the Eligible MGIB Rider and any other accompanying endorsements and riders.

When does the Enhanced Surrender Value Offer begin? The Offer is being made beginning on August 17, 2020, and does not have a set termination date.  When we receive your acceptance of the Offer in good order (your “Acceptance”), we will surrender your entire Contract for its Enhanced Cash Surrender Value. To be in “good order” your Acceptance must be made in a form satisfactory to us that have been properly signed and accurately completed with such clarity that we are not required to exercise any judgment or discretion in carrying it out. You may not accept the Offer for only a portion of your Contract’s surrender value.

Notwithstanding the foregoing, we may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, defined below, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerableannuity.com.  If we receive your Acceptance before notice of such a modification, suspension or termination, we will honor your Acceptance as submitted.  In the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.  We reserve the right to reject any request to accept the offer if it is not received in good order before modification, suspension or termination of the Offer.

What will I receive if I accept the Offer?  If you choose to accept the Offer, we will pay you your Enhanced Cash Surrender Value in exchange for the surrender of your Contract. We will calculate the Enhanced Cash Surrender Value at the end of business on August 17, 2020, if your Acceptance is  received in good order prior to that date or at the end of the business day on which we receive in good order your Acceptance (the “Acceptance Date”). If we receive your Acceptance in good order after the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day, we will calculate the Enhanced Cash Surrender Value on the next business day. The Enhanced Cash Surrender Value will normally be paid within seven days after our receipt of Acceptance of the Offer in good order.

Page 2of 6	July 2020

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

The MGIB Benefit Base is a calculation used to determine the MGIB annuity income under the Eligible MGIB Rider.  For more information about the MGIB Benefit Base and how it is defined and calculated, please review your Contract prospectus.   To illustrate how we compute the Enhanced Cash Surrender Value, we have included some hypothetical examples in an Appendix to this supplement.

Will I be subject to a Market Value Adjustment if I accept the Enhanced Surrender Value Offer?  Yes, if you are invested in a Fixed Interest Allocation and the Acceptance Date does not occur on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment if you accept the Offer. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your Contract Value. If interest rates have fallen during the guarantee period, you will likely receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in the Fixed Account II appendix (the Fixed Account I appendix for GoldenSelect Access®) of your Contract prospectus.

Will I incur a surrender charge if I accept the Enhanced Cash Surrender Value Offer? No, we will waive any applicable surrender charge(s) if you accept the Offer.

Why is the Company making this Enhanced Cash Surrender Value Offer? We believe that the Offer may be mutually beneficial to both us and to certain Contract owners:
•
Contract Owner Benefits – The Company believes that the Offer may be beneficial to our Contract owners who no longer need or want the guarantees provided by the Eligible MGIB Rider, any other optional living benefit riders or the death benefit. As noted above, accepting the Offer may not be appropriate for all Contract owners and you should consult with your financial professional to determine if accepting the Offer is right for your personal and financial situation. You should also consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract by accepting the Offer.

•
Company Benefits – The Company is taking steps, such as making the Offer, to accelerate the run-off of a block of variable annuity contracts that are no longer offered for sale and through which the Eligible MGIB Rider is available, which is expected to reduce capital requirements and associated risks for this business segment. Providing guarantees under the Eligible MGIB Riders may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets, and high volatility in either equity markets or interest rates.

Page 3 of 6	July 2020

How do I know if I am eligible to participate in the Enhanced Surrender Value Offer? The Offer is available to you if:
•
You are the owner (or joint owner) of an in-force Contract with an attached in-force Eligible MGIB Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06);

•	Death Benefits have not been paid (spouses who have elected spousal continuation under the Contract may be eligible to participate in the Offer); and
•	You have not fully annuitized your Contract or fully annuitized under the Eligible MGIB Rider.

What are some factors I should consider in deciding whether to accept the Enhanced Cash Surrender Value Offer? We urge you to carefully review this prospectus supplement and discuss the Offer with your financial, legal and/or tax adviser prior to making the decision to accept this Offer. Once you have surrendered your Contract in exchange for its Enhanced Cash Surrender Value, it cannot be undone. In deciding whether to accept the Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:
•
Whether your situation has changed since the time you purchased the Contract and the Eligible MGIB Rider. For example, changes in health may make the long-term payments available under the Eligible MGIB Rider less important to you. Likewise, a personal financial emergency could make a payment of the Enhanced Cash Surrender Value more desirable than the long-term payments under the Eligible MGIB Rider;

•	The Enhanced Cash Surrender Value you receive may be less than the amount you would have received over your lifetime had you kept your Contract and the Eligible MGIB Rider in force;
•	Whether it is important for you to leave a death benefit to your beneficiaries;
•	Whether your need for an Enhanced Cash Surrender Value is more important to you than the tax deferral provided during the accumulation phase of the Contract;
•
Whether your need for an Enhanced Cash Surrender Value, after incurring any applicable Market Value Adjustment, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•	The tax impact of accepting the Offer. A surrender made before you reach 59½ may also result in a 10% tax penalty;
•	Whether accepting the Offer would have any additional financial impact to you; and
•
Whether you intend to transfer the Enhanced Cash Surrender Value to a different financial product (like another variable annuity). Transfer to other financial products may trigger payment of a sales charge, be subject to a new surrender charge, or have higher fees or less favorable benefits than the Contract and the Eligible MGIB Rider.

We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your Contract Value or the value of any living benefit rider or death benefit. Please discuss with your financial professional whether the Offer is suitable for you based on your particular circumstances. When talking to your financial professional, be aware that they may receive a commission for selling you a new financial product and you should ask them to disclose any conflicts of interest that they might have when advising you about whether the Offer is right for you.

Page 4 of 6	July 2020

How will I be notified about the Offer? You will receive an offer letter prior to the beginning of the Offer that will provide your estimated Enhanced Cash Surrender Value. Because your estimated Enhanced Cash Surrender Value may fluctuate until the Acceptance Date, you will not know the actual Enhanced Cash Surrender Value until we calculate it on the Acceptance Date. However, any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the Acceptance Date may affect your Contract Value and/or MGIB Benefit Base. See the “Contract Value” section of the Contract prospectus for further information about the impact of withdrawals and transfers on the Contract Value.

What happens if I don’t take any action? If you take no action, your Contract and all attached in-force riders and endorsements will continue unchanged.

How can I accept the Enhanced Surrender Value Offer? To accept the Offer, you may complete the form included with your offer letter or contact Customer Service at 1-877-235-8564.

What else do I need to know? We may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerableannuity.com.  Also, in the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.   By accepting the Offer in exchange for payment of the Enhanced Cash Surrender Value you will not be able to participate in any such future offers.

You should discuss this Offer with your financial representative to determine whether accepting the Offer is suitable for you given your unique financial position and future financial, retirement and insurance needs. You should not terminate your Contract under the Offer unless you determine, after consulting with your financial representative, that doing so is more beneficial to you than continuing to maintain your Contract and/or annuitizing under the Contract or under the Eligible MGIB Rider at a later date. You should discuss the tax impact of accepting the Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.

You may want to discuss this Offer with the beneficiaries named in your Contract to determine whether you need the death benefit protection provided under the Contract.

Page 5 of 6	July 2020

APPENDIX

Hypothetical Examples of How the Enhanced Cash Surrender Value is Calculated*.

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the contract value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees.

Example A –
Assumptions:
•	Adjusted Contract Value = $90,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $90,000 = $10,000
(2)	$10,000 x 25% = $2,500
(3)	$2,500+ $90,000 = $92,500

Enhanced Cash Surrender Value equals $92,500, which is more than the adjusted contract value.

Example B –
Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $90,000
•	Enhanced Surrender Percentage = 25%

(1)	$90,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the difference when the Contract Value is subtracted from the MGIB Benefit Base cannot be less than zero.

Example C –
Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the adjusted Contract Value and the adjusted MGIB Benefit Base are the same.

*
These Examples do not display the added value of waiving surrender charges, if any, if the Offer is accepted. These Examples also do not reflect the impact of the MVA or fees, if any, on the amount received if the Offer is accepted. For more information about the amount of any surrender charge that will be waived, the MVA and fees that may apply to you upon Acceptance of the Offer, please contact Customer Service at 1-877-235-8564.

Page 6 of 6	July 2020

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated May 1, 2020, is incorporated into Part B of this Post-Effective Amendment No. 60 by reference to Registrant’s filing under Rule 485(b) as filed on April 24, 2020, and effective May 1, 2020.

Part C
OTHER INFORMATION

Item 24		Financial Statements and Exhibits
(a)		Financial Statements
Incorporated by reference in Part A: Condensed Financial Information
Incorporated by reference in Part B: Condensed Financial Information (Accumulation Unit Values) Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2019
		-	Statements of Operations for the year ended December 31, 2019
		-	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
		-	Notes to Financial Statements
Financial Statements of Venerable Insurance and Annuity Company:
		-	Report of Independent Auditors
		-	Balance Sheets – as of December 31, 2019 and 2018
		-	Statements of Operations – for the years ended December 31, 2019 and 2018
		-	Statements of Changes in Capital and Surplus – for the years ended December 31, 2019 and 2018
		-	Statements of Cash Flows – for the years ended December 31, 2019 and 2018
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable

	(3)	(a)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516.)

(c)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(d)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(e)
Form of Amendment to Master Selling Agreement effective June 1, 2018.  . (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(f)
Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(4)	(a)
Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-1082). (Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 26, 2001; File No. 333-30180.)

(b)
Flexible Premium Individual Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1082). (Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 26, 2001; File No. 333-30180.)

(c)
Flexible Premium Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1082). (Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 26, 2001; File No. 333-30180.)

(d)
Flexible Premium Deferred Variable Annuity Contract, (GA-IA-1083). (Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 26, 2001; File No. 333-30180.)

(e)
Individual Retirement Annuity Rider (GA-RA-1009) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(f)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(g)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05). (Incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 20, 2005; File No. 333-28755.)

(h)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(i)
Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02). (Incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(j)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28755.)

(k)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 5, 2005; File No. 333-28755.)

(l)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(m)
Excluded Funds Endorsement (In-force Riders). (Incorporated herein by reference to Post-Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 24, 2001; File No. 333-28769.)

(n)
Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-RA-1044-1) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(o)
Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-1044-2) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(p)
Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(q)
Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-1044-4) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(r)
Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(s)
Guaranteed Death Benefit Transfer Endorsement No. 6 (In-force Contracts) (GA-RA-1044-6) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.).

(t)
Earnings Enhancement Death Benefit Rider (GA-RA-1086). (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on February 23, 2001; File No. 333-28769.)

(u)
Simple Retirement Account Rider (GA-RA-1026) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(v)
403(b) Rider (GA-RA-1040). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(w)
Section 72 Rider (GA-RA-1001) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(x)
Section 72 Rider (GA-RA-1002) (12-94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(y)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(z)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(aa)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(bb)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(cc)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(dd)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(ee)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009, File Nos. 333-28679.)

(ff)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009, File Nos. 333-28679.)

(gg)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2015; File No. 333-28679.).

(hh)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

(ii)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

(jj)
Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017). (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

	(5)	(b)
Variable Annuity Application (138311) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(c)
Variable Annuity Application (139859) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(d)
Deferred Variable Annuity Application (151286) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(e)
Deferred Variable Annuity Application (151282) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

	(6)	(a)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(e)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and its Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(h)
Restated Articles of Incorporation for Voya Insurance and Annuity Company dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(i)
Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(j)
Board Resolutions to Amend Articles and Bylaws to Change Company’s Name.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(k)
Amendment to Restated Articles of Incorporation Providing for the Name Change of Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 20, 2020; File No. 333-133944.)

	(7)	Not Applicable

	(8)	(a)	(1)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(2)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(3)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(5)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(6)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(8)
Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(9)
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company, dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(10)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(b)	(1)
Participation Agreement by and between Liberty Variable Investment Trust, Columbia Management Advisors, Inc. and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)
Rule 22c-2 Agreement dated April 16, 2007, and effective as of October 16, 2007, among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed on July 27, 2007; File No. 333-134760.)

(3)
Services Agreement with Investment Adviser, effective April 1, 2005, between Liberty Funds Distributor, Inc. and ING USA Annuity and Life Insurance Company.  .  (Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 17, 2019; File No. 333-28769.))

(4)
Joinder and Amendment to Service Agreement effective July 1, 2017, between Voya Insurance and Annuity Company, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp.  (Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 17, 2019; File No. 333-28769.)

		(c)	(1)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(3)
Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(d)	(1)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(2)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(3)
Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(4)
Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(e)	(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.))

(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 10, 2014 (File No. 333-30180.)

(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

	(9)	Opinion and Consent of Counsel

	(10)	Consent of Independent Registered Public Accounting Firm

	(11)	Not Applicable

	(12)	Not Applicable

	(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Peter C. Aberg, 10 East 53rd Street, 14th Floor, New York, NY 10022	Director
Susan L. (Susy) Gooding, 7700 Mills Civic Parkway, 7140 West Des Moines, IA 50266	Director
Daniel G. Kilpatrick, 590 Madison Avenue, 36th Floor, New York, NY 10022	Director
Brenna Haysom Romando, 16 Sterling Lake Road, Tuxedo Park, NY 10987	Director
Nedim (Ned) Sadaka, 895 Park Avenue, New York, NY 10075	Director
Howard L. Shecter, 31 West 52nd Street, New York, NY 10019	Director and Chairman of the Board
Vishal N. Sheth, 9 West 57th Street, New York, NY 10019	Director
Patrick D. Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Financial Officer and Appointed Actuary
Kenneth L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operating Officer
Thomas N. Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer
Timothy W. Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer and Secretary
Heather A. Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy D. Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer
Lindsey A. Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Implementation Officer
Gregory S. Smith, Jr., 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Accounting Officer
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Compliance Officer and Assistant Secretary
Michael W. Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Dawn M. (Peck) Miceli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Glenn A. Black, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Tax
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Kelly M. Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Operations
Timothy P. Henry, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Senior Insurance Portfolio Manager
Colleen M. Nagurney, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Lee M. Barnard, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Jennifer M. Ogren, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
James R. Eckis, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Jay M. Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary
Lori L. DeMarco, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 26 Persons Controlled by or Under Common Control with the Depositor or the Registrant

1.	The depositor, Venerable Insurance and Annuity Company, is a wholly-owned subsidiary of Venerable Holdings, Inc.
2.	The Venerable Holdings, Inc. is a wholly-owned subsidiary of VIAC Capital Company LLC.
3.	As of June 1, 2018, VIAC Capital Company is principally owned by the following entities:
•	Apollo Principal Holdings I, L.P.
Jurisdiction – Delaware
Percentage Holdings – 22.9%
•	Athene Life Re Ltd
Jurisdiction - Bermuda
Percentage Holdings – 21.4%
•	Crestview Indigo III Holdings, L.P.
Jurisdiction – Delaware
Percentage Holdings – 21.8%
•	Reverence Capital Partners Opportunities Fund II, L.P.
Jurisdiction – Delaware
Percentage Holdings – 16.0%
•	Voya Financial, Inc.
Jurisdiction – Delaware
Percentage Holdings – 9.9%

Item 27	Number of Contract Owners

As of April 30, 2020, there were 32,059 qualified and 17,762 nonqualified Contract owners in the GoldenSelect Landmark® Variable Annuity contract. As of April 30, 2020, there were 782 qualified and 782 nonqualified Contract owners in the GoldenSelect Legends® Variable Annuity Contract. As of April 30, 2020, there were 127 qualified and 89 nonqualified Contract owners in the Wells Fargo Landmark Variable Annuity contract.

Item 28	Indemnification

Venerable Insurance and Annuity Company (the “Company”) shall indemnify to the full extent permitted by Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 28 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and the principal underwriter. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of VA Capital and/or its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institutional Bond.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)	Directed Services, LLC serves as principal underwriter for all contracts issued by Venerable Insurance and Annuity Company through its Separate Accounts A, B, EQ, U and Alger Separate Account A.

(b)	The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Patrick D. Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director
Kenneth .L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director and Executive Vice President
Timothy W. Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer and Secretary
Richard E. Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Compliance Officer and Assistant Secretary
Gregory S. Smith, Jr., 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President
Michael W. Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Glenn A. Black, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Tax
Angela L. Ellis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President
Colleen M. Nagurney, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Jennifer M. Ogren, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Dawn M. Peck, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Jay M. Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

(c)	Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) 2019 Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Directed Services LLC	$142,709,591	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942 and 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380.

Item 31	Management Services

None.

Item 32	Undertakings

•
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•
Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•	The account meets the definition of a “separate account” under federal securities laws.
•
Venerable Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Venerable Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Venerable Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.333-30180) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Glastonbury, State of Connecticut, on the 15th day of July, 2020.

SEPARATE ACCOUNT B
(Registrant)

By: VENERABLE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Patrick D. Lusk*
Patrick D. Lusk President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title

Patrick D. Lusk*	President and Chief Executive Officer
Patrick D. Lusk	(principal executive officer)

David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

Peter C. Aberg*	Director
Peter C. Aberg	July 15, 2020

Susan L. Gooding*	Director
Susan L. (Susy) Gooding

Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

Brenna Haysom Romando*	Director
Brenna Haysom Romando

Nedim Sadaka*	Director
Nedim (Ned) Sadaka

Howard L. Shecter*	Director
Howard L. Shecter

Vishal N. Sheth*	Director
Vishal N. Sheth

By: /s/ J. Neil McMurdie
*Attorney-in-Fact
* Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney